Operating Leases (Details) - USD ($) $ in Thousands							1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 09, 2021	Jul. 29, 2021	Jun. 02, 2021	Jan. 13, 2021	May 31, 2019	Apr. 05, 2019	Jun. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Leases (Details) [Line Items]
Term of lease	26 months					5 years				7 years
Base rent			$ 8,305			$ 45,000
Abandonment loss							$ 1,400
Percentage of base rent					71.43%
Percentage of taxes Paid					71.43%
Total cost					$ 56,250
Operating lease right of use asset								$ 9,172		$ 11,688	$ 14,937
Lease agreement term, description		AC Gallery entered into a lease agreement with Tom’s Flooring, LLC for the showroom and warehouse located in Largo, Florida. The lease is for a term of four months commencing on September 1, 2021 and ending on December 31, 2021 and provides for a case rent of $6,500 per month. AC Gallery must also pay its one-third pro rata portion of the common area maintenance charges, utilities and sales taxes.
Storage fee first year	$ 136,274
Storage fee second year	140,362
Storage fee last two months	144,573
Security deposit	272,549
Operating lease expense								3,200	$ 3,200	3,800	$ 1,800
Total due of leases amount										340
Finance lease amount								300		$ 362
Warehouse [Member]
Operating Leases (Details) [Line Items]
Operating lease right of use asset	$ 3,400
Lease Agreements [Member]
Operating Leases (Details) [Line Items]
Operating lease expense								$ 1,300	$ 1,300
Bath Ave L L C [Member]
Operating Leases (Details) [Line Items]
Term of lease			10 years
Base rent			$ 74,263
Operating lease right of use asset			8,400
Bath Ave L L C [Member] | Maximum [Member]
Operating Leases (Details) [Line Items]
Base rent			$ 96,896
Realty L L C [Member]
Operating Leases (Details) [Line Items]
Term of lease			10 years
Base rent			$ 6,365
Operating lease right of use asset			$ 700
Dynamic Marketing, Inc. [Member]
Operating Leases (Details) [Line Items]
Operating lease right of use asset					$ 3,000
St. Charles, Missouri [Member]
Operating Leases (Details) [Line Items]
Lease agreement, description				the Company entered into a lease agreement with Westgate 200, LLC, which was amended on March 31, 2021, for its new principal office and showroom in St. Charles, Missouri. The lease terminates on April 30, 2027, with two options to renew for additional five year periods. The base rent is $20,977 per month until September 30, 2021, and increases to $31,465 per month until April 30, 2022, after which time the base rent increases at approximately 2.5% per year thereafter. The Company must also pay its 43.4% pro rata portion of the property taxes, operating expenses and insurance costs and is also responsible to pay for the utilities used on the premises. The lease contains customary events of default. The initial ROU asset and liability associated with this lease is $2.0 million.